Land, furniture and equipment - Net: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Land, furniture and equipment:
Beginning balance	$ 184,016
Ending balance	268,450	$ 184,016
Land
Land, furniture and equipment:
Beginning balance	177	193
Foreign currency translation	15	(16)
Ending balance	192	177
Furniture & equipment
Land, furniture and equipment:
Beginning balance	139,342	131,759
Foreign currency translation	3,267	(1,556)
Additions	16,627	9,584
Disposals transfers		(445)
Ending balance	159,237	139,342
Machinery & equipment
Land, furniture and equipment:
Beginning balance	151,868	160,786
Foreign currency translation	40,650	(21,518)
Additions	26,354	12,600
Ending balance	218,872	151,868
Computer equipment
Land, furniture and equipment:
Beginning balance	117,323	98,771
Foreign currency translation	32,777	(14,363)
Additions	35,870	32,915
Ending balance	185,970	117,323
Transportation equipment
Land, furniture and equipment:
Beginning balance	46,183	39,429
Foreign currency translation	10,847	(5,473)
Additions	9,533	12,227
Disposals transfers	(3,397)
Ending balance	63,166	46,183
Improvements to leased premises
Land, furniture and equipment:
Beginning balance	98,824	93,000
Foreign currency translation	27,922	(17,609)
Additions	33,814	23,433
Ending balance	160,560	98,824
Accumulated depreciation
Land, furniture and equipment:
Beginning balance	(369,701)	(352,934)
Foreign currency translation	(77,597)	43,920
Additions	(72,250)
Additions		(60,687)
Ending balance	(519,548)	(369,701)
Gross carrying amount
Land, furniture and equipment:
Beginning balance	184,016	171,004
Foreign currency translation	37,882	(16,615)
Additions	49,948	30,072
Disposals transfers	(3,397)	(445)
Ending balance	$ 268,450	$ 184,016